Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2011:

	Household Products	Personal Care	Total
Balance at October 1, 2010	$37.2	$1,279.2	$1,316.4
ASR acquisition	—	161.9	161.9
Cumulative translation adjustment	(0.3)	(2.7)	(3.0)
Balance at September 30, 2011	$36.9	$1,438.4	$1,475.3

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2011are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.9	$10.2	$8.7
Technology and patents	76.0	39.4	36.6
Customer-related / Other	165.3	36.0	129.3
Total amortizable intangible assets	$260.2	$85.6	$174.6